UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (98.1%)
Beverly MA GO	5.250%	11/1/13 (14)	1,855	1,917
Boston MA GO	5.000%	3/1/16	7,295	8,286
Boston MA GO	5.000%	2/1/24	2,345	2,936
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,221
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,958
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	105	109
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,948
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,420
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,179
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	500	604
Braintree MA GO	5.000%	5/15/27	4,000	4,684
Cambridge MA GO	5.000%	1/1/23	850	1,067
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,325
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/22	5,500	6,996
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,972
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	16,852
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	10,500	12,227
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	3,760	4,015
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	90
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	2,375	2,866
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	12,160
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,534
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,959
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,689
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	3,312
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,648
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	510
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,000	4,019

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	15,000	19,651
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	5,044
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.360%	3/7/13	2,894	2,894
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,192
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,894
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,769
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,768
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,280
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	5,000	5,805
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	3,000	3,439
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	1,010	1,159
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,205
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	2,120	2,393
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,000	2,267
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	5,000	5,588
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.100%	3/7/13	290	290
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.100%	3/7/13	900	900
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.110%	3/7/13	7,800	7,800
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,233
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,432
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,169
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	2,000	2,258
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,411
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,685
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,601
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	750	839
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	614

Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	797
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,248
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	6,000	6,712
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,812
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,144
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,985
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,663
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	4,000	5,067
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	659
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	610
Massachusetts Development Finance Agency
Revenue (College of Pharmacy & Allied
Health Services)	5.750%	7/1/13 (Prere.)	1,000	1,029
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,487
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.100%	3/7/13 LOC	2,630	2,630
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	4/1/13 (Prere.)	1,500	1,507
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	4,720	4,865
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	6,073
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	3,500	3,746
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,197
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,242
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	8,000	9,327
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	211
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	369
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	310
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	705	850
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	1,450	1,590

Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,699
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,582
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,806
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	2,041
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,624
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	3,000	3,416
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	8,000	9,028
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,540
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.100%	3/7/13 LOC	755	755
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,694
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,085
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,825
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/37	2,700	3,036
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,316
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,256
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	3,154
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,405
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	3,094
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,575
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,322
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.110%	3/7/13 LOC	5,465	5,465
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,356
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,000	2,222
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,417
Massachusetts GO	5.000%	11/1/14	3,275	3,536
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,409
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	10,949
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,171
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,234
Massachusetts GO	5.500%	10/1/15	10,000	11,316

2 Massachusetts GO	0.470%	2/1/17	10,000	10,001
Massachusetts GO	5.000%	10/1/17	4,000	4,769
Massachusetts GO	5.500%	11/1/17	5,100	6,213
2 Massachusetts GO	0.540%	1/1/18	3,000	3,001
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,207
Massachusetts GO	5.000%	10/1/18	6,000	7,311
Massachusetts GO	5.500%	10/1/18	4,955	6,172
Massachusetts GO	5.500%	8/1/19	5,000	6,328
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,270
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,541
Massachusetts GO	5.500%	11/1/19 (4)	5,550	7,062
Massachusetts GO	5.000%	8/1/20	4,185	5,017
Massachusetts GO	5.000%	8/1/22	4,500	5,333
Massachusetts GO	5.250%	8/1/22	5,260	6,795
Massachusetts GO	5.250%	8/1/22	5,000	6,459
Massachusetts GO	5.250%	8/1/23	1,000	1,286
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,261
Massachusetts GO	5.000%	8/1/28	4,535	5,297
Massachusetts GO	5.500%	8/1/30 (2)	11,500	15,605
1 Massachusetts GO TOB VRDO	0.110%	3/1/13	1,700	1,700
Massachusetts GO VRDO	0.100%	3/7/13	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,993
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,198
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,284
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,194
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,000	3,351
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,885
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,552
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.100%	3/1/13 LOC	4,550	4,550
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,530
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	4,025
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,572
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	5,000	6,030
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	5,000	5,794
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.110%	3/1/13	12,560	12,560
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,899

Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,389
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	8,000	8,608
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,737
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,778
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	6,908
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	6,295	8,972
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	1,500	2,093
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,616
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	4,039
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,302
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,692
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/47	2,500	2,724
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.110%	3/7/13	4,400	4,400
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.130%	3/7/13	2,880	2,880
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.110%	3/1/13 LOC	1,960	1,960
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,121
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,208
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,890
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,402
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,870
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,808
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,419
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.090%	3/1/13	1,600	1,600
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	485	487

Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,438
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,347
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,658
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,388
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	2,250	2,344
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,593
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	11,165
Massachusetts Port Authority Revenue	4.000%	7/1/18	1,000	1,153
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,374
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,000	1,180
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,000	4,672
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,125	17,949
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	8,000	8,905
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,270	3,640
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	718
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,822
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,155	4,625
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,000	16,697
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	11,131
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	12,193
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,803
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	12,086
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,624
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	200	220
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	10,540	12,466
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/35	2,000	2,334
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	14,352
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,821
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	9,400	10,781
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.110%	3/1/13	6,245	6,245
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,187

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	19,124
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	1,968
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,355
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,656
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,551
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	4,338
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/15 (Prere.)	4,460	4,994
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/16	6,110	6,961
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/16	5,000	5,762
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	604
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	5,000	6,008
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,657
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,232
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,544
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,483
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/22	3,500	4,557
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,003
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	5,550	7,369
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/19 (4)	7,000	8,742
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,733
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,957
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,230	2,709
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,318
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,770	6,992
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	9,216
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	16,013
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,745
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,166

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	5,000	5,644
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,000	2,258
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/36 (4)	2,520	3,382
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	4,000	4,674
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,000	2,277
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	9,020
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,753
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,150
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	11,795	13,646
Newton MA School District GO	4.500%	6/15/34	3,000	3,282
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	690	719
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,471
University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	6,320
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	2,994
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,955
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,196
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,207
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,111,334
Puerto Rico (1.0%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,516
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,464
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,688
				10,668
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,055

Total Tax-Exempt Municipal Bonds (Cost $1,035,253)				1,123,057
Total Investments (99.2%) (Cost $1,035,253)				1,123,057
Other Assets and Liabilities-Net (0.8%)				9,461
Net Assets (100%)				1,132,518

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $23,399,000, representing 2.1% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.

Massachusetts Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Massachusetts Tax-Exempt Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $1,036,070,000. Net unrealized appreciation of investment securities for tax purposes was $86,987,000, consisting of unrealized gains of $87,383,000 on securities that had risen in value since their purchase and $396,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.